Reportable Segments and Geographic Information - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Number of reportable segments	2
Revenue Benchmark | KTM | Customer Concentration Risk
Segment Reporting Information
Concentration risk (as a percent)	33.00%	17.00%	12.00%